INCOME TAX - Income Tax Rate Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Abstract]
Net loss and comprehensive loss before income taxes	$ 47,490	$ 67,631
Expected recovery at statutory rate	12,585	17,922
Share-based compensation	(1,242)	(4,778)
Share issuance costs	321	794
Difference between Canadian and foreign tax rates	(4,032)	(3,542)
Non-deductible expenses	(338)	(1,256)
Change in unrecognized deferred tax assets	(7,732)	(9,140)
Income tax recovery	0	0
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	23,693	15,961
Valuation allowance	(23,693)	(15,961)
Deferred tax assets	0	0
Profit (loss)	(47,490)	(67,631)
Tax expense (income) at applicable tax rate	(12,585)	(17,922)
Tax effect of foreign tax rates	4,032	3,542
Increase (decrease) through net exchange differences, deferred tax liability (asset)	438	0
Tax effect of expense not deductible in determining taxable profit (tax loss)	338	1,256
Tax Effect Of Change In Deferred Tax Assets	7,732	9,140
Tax expense (income)	0	0
Net loss and comprehensive loss before income taxes	47,490	67,631
Tax Effect Of Share Based Compensation	1,242	4,778
Share issuance costs	321	794
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	20,248	13,256
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	1,303	1,526
Depreciation/CCA differences
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	(6)	(10)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	6	43
Deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	1,089	1,146
R&D expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	$ 1,053	$ 0